Note 17 - Commitments - Future Rental Payments (Details) $ in Thousands	Nov. 30, 2024 CAD ($)
Statement Line Items [Line Items]
Future rental payments	$ 458	[1]
Not later than one year [member]
Statement Line Items [Line Items]
Future rental payments	206
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Future rental payments	178
Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Future rental payments	74
Later than five years [member]
Statement Line Items [Line Items]
Future rental payments	$ 0

[1]	Includes $5 related to low value assets, $113 related to short-term leases and $340 related to non-lease components of operating leases on the date of initial application.